SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table sets forth revenue from fees generated by geographic area (in thousands):

	December 31,
	2023	2022	2021
United States	$772,814	$685,129	$409,858
Israel	—	—	3,771
Cayman	—	285	32,237
Total revenue from fees	$772,814	$685,414	$445,866

Long-Lived Assets

The following table sets forth long-lived assets (including property and equipment, net and right-of-use assets) by geographic area (in thousands):

	December 31,
	2023	2022
Israel	$86,345	$83,270
United States	10,941	9,470
Total long-lived assets, net	$97,286	$92,740

Total Assets

The following table sets forth total assets by geographic area (in thousands):

	December 31,
	2023	2022
United States	$966,201	$653,908
Israel	242,019	391,024
Rest of the world	156	147
Total assets	$1,208,376	$1,045,079